CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Issued capital [member] CNY (¥)	Cumulative translation reserve [member] CNY (¥)	Statutory and non-distributable reserves [member] CNY (¥)	Statutory and non-distributable reserves [member] CNOOC China Limited [member] CNY (¥)	Other reserves [member] CNY (¥)	Retained earnings [member] CNY (¥)	Retained earnings [member] CNOOC China Limited [member] CNY (¥)	Proposed final dividend [member] CNY (¥)	Total equity attributable to owners of the Company [member] CNY (¥)
Balance at beginning of year at Dec. 31, 2014			¥ 43,081	¥ (20,918)	¥ 20,000		¥ 6,497	¥ 319,625		¥ 11,325	¥ 379,610
Profit for the year	¥ 20,246		0	0	0		0	20,246		0	20,246
Other comprehensive income/(expense), net of income tax	6,614		0	7,979	0		(1,365)	0		0	6,614
Total comprehensive income/(expense)			0	7,979	0		(1,365)	20,246		0	26,860
Final dividend			0	0	0		0	58		(11,325)	(11,267)
Interim dividend			0	0	0		0	(9,162)		0	(9,162)
Proposed final dividend	(9,397)		0	0	0		0	(9,397)		9,397	0
Balance at end of year at Dec. 31, 2015			43,081	(12,939)	20,000		5,132	321,370		9,397	386,041
Profit for the year	637		0	0	0		0	637		0	637
Other comprehensive income/(expense), net of income tax	9,846		0	10,422	0		(576)	0		0	9,846
Total comprehensive income/(expense)			0	10,422	0		(576)	637		0	10,483
Final dividend			0	0	0		0	(143)		(9,397)	(9,540)
Interim dividend			0	0	0		0	(4,613)		0	(4,613)
Proposed final dividend	(9,096)		0	0	0		0	(9,096)		9,096	0
Balance at end of year at Dec. 31, 2016	382,371		43,081	(2,517)	20,000		4,556	308,155		9,096	382,371
Reserves	339,290
Profit for the year	24,677	$ 3,793	0	0	0		0	24,677		0	24,677
Other comprehensive income/(expense), net of income tax	(10,573)	(1,625)	0	(10,121)	0		(452)	0		0	(10,573)
Total comprehensive income/(expense)			0	(10,121)	0		(452)	24,677		0	14,104
Final dividend			0	0	0		0	183		(9,096)	(8,913)
Interim dividend			0	0	0		0	(7,587)		0	(7,587)
Proposed final dividend	(10,830)		0	0	0		0	(10,830)		10,830	0
Appropriation to reserve			0	0		¥ 50,000	0		¥ (50,000)	0	0
Balance at end of year at Dec. 31, 2017	379,975	58,401	¥ 43,081	¥ (12,638)	¥ 70,000		¥ 4,104	¥ 264,598		¥ 10,830	¥ 379,975
Reserves	¥ 336,894	$ 51,780